Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Number of shares, Beginning balance	30,598	30,598	23,947
Shares issued			6,651
Number of shares, Ending balance	30,598	30,598	30,598
Share capital, Beginning balance	¥ 254,056	¥ 254,056	¥ 179,102
Shares issued			74,954
Share capital, Ending balance	¥ 254,056	¥ 254,056	¥ 254,056